Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	May 11, 2020	Dec. 31, 2019	Nov. 15, 2019	Jan. 18, 2019	Oct. 12, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Owned, Balance, Shares	2,160,000	2,160,000	4,400,000	4,400,000	5,400,000	54,100,000
Equity Method Investments, Carrying Value	$ 24,116
Unamortized deferred financing costs	6,732		$ 10,325
Bank Loan Obligations [Member] | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	2,400		5,600
Secured Debt | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	$ 4,300		$ 4,700